UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23473)

Kurv ETF Trust
(Exact name of registrant as specified in charter)

1 Letterman Dr. Bldg. C Ste. 3-500

San Fransisco, California 94129
(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(914) 953-8811

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Kurv Technology Titans Select ETF
KQQQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Kurv Technology Titans Select ETF for the period of July 22, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Technology Titans Select ETF	$29	0.79%

Top Contributors
↑	Security selection of non-Nasdaq listed technology stocks
↑	Overweight in names with higher price momentum

Top Detractors
↓	Covered call writing
PERFORMANCE
Since inception performance from July 22, 2024 to November 30, 2024, the Fund outperformed the Nasdaq-100 Index by 1.85%.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of: (i) a  broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. The  Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in  connection with certain regulatory requirements to provide a broad measure of market  performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kurv Technology Titans Select ETF	PAGE 1	TSR-AR-500948302

The table below shows the average total returns of the Fund, a regulatory index and supplemental index for the period ended November 30, 2024.                                                                                                                                                                                                                                                                                                                                                          ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/22/2024)
Kurv Technology Titans Select ETF NAV	7.75
S&P 500 TR	8.94
NASDAQ 100 Total Return Index	5.90
Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,958,623
Number of Holdings	37
Net Advisory Fee	$10,794
Portfolio Turnover	42%
30-Day SEC Yield	1.57%
30-Day SEC Yield Unsubsidized	-0.02%
Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Issuer Breakdown	(%)
Common Stocks	65.0%
Money Market Funds	28.6%
Exchange Traded Funds	3.9%
Purchased Options	2.1%
Written Options	-1.0%
Cash & Other	1.4%

Top 10 Securities	(%)
Fidelity Government Portfolio	28.6%
Amazon.com, Inc.	11.2%
Alphabet, Inc. - Class A	8.9%
Apple, Inc.	8.7%
Meta Platforms, Inc. - Class A	7.4%
NVIDIA Corp.	7.1%
Broadcom, Inc.	4.1%
Tesla, Inc.	3.0%
Oracle Corp.	2.7%
Kurv Yield Premium Strategy Tesla TSLA ETF	2.2%
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/kqqq.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Technology Titans Select ETF	PAGE 2	TSR-AR-500948302

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Hyland is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the Registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	11/30/24	11/30/23
(a) Audit Fees	$11,000	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	None	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) N/A

(g) N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: John Hyland, Edward E. McRedmond, and Markus Aako.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
November 30, 2024

Kurv ETF Trust
Kurv Technology Titans Select ETF	| KQQQ	| NASDAQ Stock Market, LLC

Kurv Technology Titans Select ETF
Schedule of Investments
November 30, 2024

	Shares	Value
COMMON STOCKS - 65.0%
Communications Equipment Manufacturing - 1.0%
QUALCOMM, Inc.(a)	240	$38,047
Computer and Peripheral Equipment Manufacturing - 11.3%
Apple, Inc.(a)	1,455	345,315
Cisco Systems, Inc.(a)	900	53,289
International Business Machines Corp.(a)	210	47,756
		446,360
Computer Systems Design and Related Services - 8.9%
Alphabet, Inc. - Class A(a)	2,080	351,416
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 2.0%
Netflix, Inc.(a)(b)	90	79,813
Motor Vehicle Manufacturing - 3.0%
Tesla, Inc.(a)(b)	345	119,080
Other Miscellaneous Retailers - 11.2%
Amazon.com, Inc.(a)(b)	2,130	442,806
Semiconductor and Other Electronic Component Manufacturing - 13.3%
Advanced Micro Devices, Inc.(a)(b)	375	51,441
Applied Materials, Inc.(a)	210	36,689
Broadcom, Inc.(a)	990	160,459
NVIDIA Corp.(a)	2,040	282,030
		530,619
Software Publishers - 6.9%
Adobe, Inc.(a)(b)	90	46,434
Microsoft Corp.(a)	114	48,274
Oracle Corp.(a)	585	108,131
Salesforce, Inc.(a)	210	69,298
		272,137
Web Search Portals, Libraries, Archives, and Other Information Services - 7.4%
Meta Platforms, Inc. - Class A(a)	510	292,903
TOTAL COMMON STOCKS (Cost $2,347,185)		2,573,181
EXCHANGE TRADED FUNDS - 3.9%
Kurv Yield Premium Strategy Google (GOOGL) ETF(a)(e)	2,430	67,963
Kurv Yield Premium Strategy Tesla (TSLA) ETF(a)(e)	3,180	87,804
TOTAL EXCHANGE TRADED FUNDS (Cost $141,984)		155,767

The accompanying notes are an integral part of these financial statements.

1

Kurv Technology Titans Select ETF
Schedule of Investments
November 30, 2024 (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.3%
Call Options - 2.3%(c)
Apple, Inc., Expiration: 01/17/2025; Exercise Price: $245.00	$355,995	15	$5,363
Microsoft Corp., Expiration: 01/17/2025; Exercise Price: $435.00	465,806	11	8,250
NVIDIA Corp., Expiration: 01/17/2025; Exercise Price: $115.00	414,750	30	76,201
TOTAL PURCHASED OPTIONS (Cost $104,493)			89,814
		Shares
SHORT-TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
Fidelity Government Portfolio - Class Institutional, 4.51%(a)(d)(f)		1,130,549	1,130,549
TOTAL SHORT-TERM INVESTMENTS (Cost $1,130,549)			1,130,549
TOTAL INVESTMENTS - 99.8% (Cost $3,724,211)			$3,949,311
Other Assets in Excess of Liabilities - 0.2%			9,312
TOTAL NET ASSETS - 100.0%			$3,958,623

Percentages are stated as a percent of net assets.
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $3,242,996 which represented 81.9% of net assets.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(e)	Investment in affiliated security.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

2

Kurv Technology Titans Select ETF
Schedule of WRITTEN OPTIONS
November 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%(a)
Call Options - (0.2)%
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $185.00	$(152,055)	(9)	$(270)
Amazon.com, Inc., Expiration: 12/20/2024; Exercise Price: $220.00	(228,679)	(11)	(1,568)
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $245.00	(355,995)	(15)	(1,980)
Applied Materials, Inc., Expiration: 12/20/2024; Exercise Price: $185.00	(34,942)	(2)	(438)
Broadcom, Inc., Expiration: 12/20/2024; Exercise Price: $188.00	(81,040)	(5)	(392)
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $620.00	(172,296)	(3)	(692)
Microsoft Corp., Expiration: 12/20/2024; Exercise Price: $445.00	(508,152)	(12)	(1,308)
NVIDIA Corp., Expiration: 12/20/2024; Exercise Price: $180.00	(345,625)	(25)	(238)
Oracle Corp., Expiration: 12/20/2024; Exercise Price: $210.00	(55,452)	(3)	(483)
QUALCOMM, Inc., Expiration: 12/20/2024; Exercise Price: $180.00	(31,706)	(2)	(51)
Tesla, Inc., Expiration: 12/20/2024; Exercise Price: $390.00	(103,548)	(3)	(1,305)
Total Call Options			(8,725)
Put Options - (0.9)%
Apple, Inc., Expiration: 01/17/2025; Exercise Price: $245.00	(355,995)	(15)	(14,325)
Microsoft Corp., Expiration: 01/17/2025; Exercise Price: $435.00	(465,806)	(11)	(17,820)
NVIDIA Corp., Expiration: 01/17/2025; Exercise Price: $115.00	(414,750)	(30)	(3,420)
Total Put Options			(35,565)
TOTAL WRITTEN OPTIONS (Premiums received $85,876)			$(44,290)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

Kurv Technology Titans Select ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024

ASSETS:
Non-affiliated investments, at value (See Note 2)	$3,793,544
Investments in affiliates, at value (See Note 2)	155,767
Deposit at broker for option contracts	77,401
Receivable from Adviser	6,628
Dividends and interest receivable	3,568
Total assets	4,036,908
LIABILITIES:
Written option contracts, at value	44,290
Payable for audit fees	14,000
Payable for printing and mailing	4,722
Payable for fund administration and accounting fees	11,052
Payable for legal fees	3,205
Payable for expense and other liabilities	1,016
Total liabilities	78,285
NET ASSETS	$3,958,623
Net Assets Consists of:
Paid-in capital	$3,699,673
Total distributable earnings	258,950
Total net assets	$3,958,623
Net assets	$3,958,623
Shares issued and outstanding(a)	150,000
Net asset value per share	$26.39
Cost:
Non-affiliated investments, at cost	$3,582,227
Investments in affiliates, at cost	141,984
Proceeds:
Written options premium	$85,876

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Kurv Technology Titans Select ETF
Statement of Operations
For the Period Ended November 30, 2024(a)

INVESTMENT INCOME:
Dividend income from non-affiliates	$2,925
Dividend income from affiliates	6,999
Interest income	16,272
Total investment income	26,196
EXPENSES:
Fund administration and accounting fees	25,108
Audit fees	14,000
Reports to shareholders	4,722
Investment advisory fee	10,794
Broker Interest Expense	6,103
Legal fees	3,205
Compliance fees	1,763
Custodian fees	883
Trustees’ fees	854
Principle Financial Officer fees	772
Other expenses and fees	2,839
Total expenses	71,043
Fees waived by Adviser	(10,793)
Other expenses reimbursed by Adviser	(45,534)
Net expenses	14,716
NET INVESTMENT INCOME	11,480
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain (loss) from:
Investments in non-affiliates	(27,171)
Investments in affiliates	—
Written option contracts expired or closed	76,967
Net realized gain	49,796
Net change in unrealized appreciation on:
Investments in non-affiliates	211,317
Investments in affiliates	13,783
Written option contracts	41,586
Net change in unrealized appreciation	266,686
Net realized and unrealized gain	316,482
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,962

(a)	Inception date of the Fund was July 22, 2024.
The accompanying notes are an integral part of these financial statements.

5

Kurv Technology Titans Select ETF
Statement of Changes in Net Assets

Period Ended November 30, 2024(a)
OPERATIONS:
Net investment income	$11,480
Net realized gain	49,797
Net change in unrealized appreciation	266,687
Net increase in net assets from operations	327,964
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(69,013)
Total distributions to shareholders	(69,013)
CAPITAL TRANSACTIONS:
Subscriptions	3,699,672
Net increase in net assets from capital transactions	3,699,672
NET INCREASE IN NET ASSETS	3,958,623
NET ASSETS:
Beginning of the period	—
End of the period	$3,958,623
SHARES TRANSACTIONS
Shares outstanding, beginning of period	—
Subscriptions	150,000
Total shares outstanding, end of period	150,000

(a)	Inception date of the Fund was July 22, 2024.
The accompanying notes are an integral part of these financial statements.

6

Kurv Technology Titans Select ETF
Financial Highlights

Period Ended November 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.09
Net realized and unrealized gain on investments(d)	1.83
Total from investment operations	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)
Total distributions	(0.53)
Net asset value, end of period	$26.39
TOTAL RETURN(e)	7.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,959
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	6.47%
After expense reimbursement/recoupment(f)(g)	1.35%
Ratio of operational expenses to average net assets excluding broker interest expense(f)(g)	0.79%
Ratio of net investment income to average net assets(f)(g)	1.05%
Portfolio turnover rate(e)(h)	42%

(a)	Inception date of the Fund was July 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The ratios expenses and net investment income to average net asset do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024
NOTE 1 – ORGANIZATION
The Kurv ETF Trust (the “Trust”), formerly known as the Esoterica Thematic Trust, was organized as a Delaware statutory trust on July 2, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seven operational exchange-traded funds (“ETFs”), one of which is presented herein, Kurv Technology Titans Select ETF (KQQQ) (the “Fund”). These financial statements relate only to the Fund. The Fund is a non-diversified series of the Trust. The investment objective is to seek maximum total return, consistent with prudent investment management.
Kurv Investment Management LLC (the “Adviser”) is the investment adviser to the Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of the Fund’s shares are calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of the Fund by the Fund’s number of shares outstanding.

When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such

8

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2024, there were no securities internally fair valued and/or valued using a Level 3 valuation.
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,573,181	$—	$—	$2,573,181
Exchange Traded Funds	155,767	—	—	155,767
Purchased Options	—	89,814	—	89,814
Money Market Funds	1,130,549	—	—	1,130,549
Total Investments	$3,859,497	$89,814	$—	$3,949,311
Liabilities:
Investments:
Written Options	$—	$(44,290)	$—	$(44,290)
Total Investments	$—	$(44,290)	$—	$(44,290)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
B.
Written Option Contracts. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A) for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure.

9

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A) for a pricing description. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D.
Counterparty Risk. The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended November 30, 2024.

G.
Distributions to Shareholders. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

H.
Derivatives. The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The

10

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.
For the year ended November 30, 2024, the Fund’s average derivative volume is described below:

Kurv Technology Titans Select ETF	Market Value
Purchased Option Contracts	$49,244
Written Option Contracts	$(61,640)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.
Statements of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2024:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$89,814	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	44,290
Total Derivatives not accounted for as hedging instruments		$89,814	$44,290

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2024:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(12,117)	$76,967	$64,850
Total	$(12,117)	$76,967	$64,850

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Kurv Technology Titans Select ETF	Purchased Option Contracts**	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(14,679)	$41,587	$26,908
Total	$(14,679)	$41,587	$26,908

*	The amounts disclosed are included in the realized gain (loss) on investments in securities.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions.

11

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
For the year ended November 30, 2024, the following adjustments were made:

Distributable Earnings (Accumulated Loss)	Paid-in Capital
$ —	$ —

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement, the Adviser provides investment management services to the Fund and is responsible for the day-to-day operations of the Fund, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets.
The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until July 31, 2025, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.79% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. The Adviser may not terminate the fee waiver during the contractual period. The amount that was waived is $56,328 and is reimbursable.
For the year ended November 30, 2024, the table below represents the amount the Fund incurred in management fees:

Management Fees
$10,794

The Fund has agreed that it will repay the Adviser for the fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statement of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.79% of average daily net assets or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended November 30, 2024, the Fund did not repay expenses to the Adviser.

12

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
As of November 30, 2024, the amounts eligible for repayment and the associated period of expiration are as follows:

Expires November 30, 2027*
$56,328

*	Represents total eligible recoupment available.
Administrator, Custodian, Transfer Agent and Accounting Agent. U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
Distribution and Fund Officers. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares and serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PINE Advisors LLC (“PINE”) provides treasury and compliance services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations, PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.
NOTE 4 – RELATED PARTIES
As of November 30, 2024, no officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2024, were as follows:

Purchases	Sales
$850,537	$727,234

13

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
NOTE 6 – TRANSACTIONS WITH AFFILIATES
The Fund’s transactions with affiliated companies during the fiscal period ended November 30, 2024:

	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF	Total
Market Value, Beginning of Period	$—	$—	$—
Purchases	69,292	72,692	141,984
Proceeds from Sales	—	—	—
Net Realized Gains (Losses)	—	—	—
Net Unrealized Appreciation/(Depreciation)	(1,329)	15,112	13,783
Market Value, End of Period	$ 67,963	$ 87,804	$155,767
Dividend Income	$ 2,442	$ 4,557	$6,999
Shares, Beginning Period	—	—	—
Number of Shares Purchased	2,430	3,180	5,610
Number of Shares Sold	—	—	—
Shares, End of Period	2,430	3,180	5,610

NOTE 7 – TAX MATTERS
The tax character of the distributions paid during the period ended November 30, 2024 are as follows:

Period Ended November 30, 2024 Ordinary Income
$69,013

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended November 30, 2024, the Fund did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the fund did not have any capital loss carry forwards.
As of November 30, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

Federal income tax cost of investments, including written options	$3,663,653
Aggregate gross unrealized appreciation	292,125
Aggregate gross unrealized (depreciation)	(50,756)
Net unrealized appreciation (depreciation), including written options	241,369
Undistributed Ordinary Income	17,581
Undistributed Long Term Capital Gains	—
Distributable Earnings	17,581
Accumulated capital and other gain/(loss)	—
Total distributable earnings (accumulated loss)	$258,950

The differences between book-basis and tax basis are primarily due to the deferral of losses from wash sales and open straddle deferrals.

14

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
NOTE 8 – SHARE TRANSACTIONS
The Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Fund is $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Fund for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the Nasdaq Exchange, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund is subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.
This section discusses certain principal risks encounter by the Fund.
Underlying Kurv ETF Risks. The Fund invests in the Kurv Yield Premium ETFs (“Underlying Kurv Yield Premium ETFs”) and other Kurv ETFs (“Underlying Other Kurv ETFs” and, together with Underlying Kurv Yield Premium ETFs, the “Underlying Kurv ETFs”), which are ETFs advised by Kurv Investment Management LLC, so the Fund’s investment performance is likely to be related to the performance of the Underlying Kurv ETFs. The Fund’s NAV will change with changes in the value of the Underlying Kurv ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying Kurv ETFs. Each Underlying Kurv ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:
•
Underlying Security Risk. Each Underlying Kurv ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each Underlying Kurv ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each Underlying Kurv ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

•
Counterparty Risk. Each Underlying Kurv ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying Kurv ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

•
Price Participation Risk. Each Underlying Kurv ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an

15

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Underlying Security’s value increase beyond the sold call options’ strike price, the Underlying Kurv ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.
•
Distribution Risk. Each Underlying Kurv ETF aims to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each Underlying Kurv ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as an Underlying Kurv ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

•
NAV Erosion Risk Due to Distributions. When an Underlying Kurv ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode an Underlying Kurv ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

•
Call Writing Strategy Risk. The continuous application of each Underlying Kurv ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each Underlying Kurv ETF’s returns both during the term of the sold call options and over longer time frames. An Underlying Kurv ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the ETF.

•
Single Issuer Risk. Each Underlying Kurv ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

•
High Portfolio Turnover Risk. Each Underlying Kurv ETF may actively and frequently trade all or a significant portion of the Underlying Kurv ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Underlying Kurv ETF’s expenses.

•
Liquidity Risk. Some securities held by the Underlying Kurv ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Kurv ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying Kurv ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying Kurv ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying Kurv ETF from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying Kurv ETFs.

•
Tax Risk. Each Underlying Kurv ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying Kurv ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each Underlying Kurv ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

16

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Technology Sector Risk. The Fund will, via its investments in the Underlying Kurv ETFs, invest indirectly in options on the Underlying Securities, which are companies in (or reliant upon) the technology sector, or may invest directly in the equity securities of, or derivative instruments (e.g. options) relating to Technology Companies. Accordingly, the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund and each Underlying Kurv ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund or Underlying Kurv ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Fund and Underlying Kurv ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.
Synthetic Covered Call Strategy Risks. During periods when the Fund uses its synthetic covered call strategy directly, rather than indirectly via its investments in Underlying Kurv ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying Kurv ETF Risks.”
Equity Risk. The value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
Fixed Income Securities Risk. When the Fund or an Underlying Kurv ETF invests in fixed income securities or fixed income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.
U.S. Government and U.S. Agency Obligations Risk. The Fund and each Underlying Kurv ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.
Money Market Instrument Risk. The Fund and the Underlying Kurv ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

17

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.
Leveraging Risk. The Fund may engage in certain transactions, such as options, that may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
A more complete description of the principal risks to which the Fund is subject is included in the Fund’s prospectus under the heading “Principal Investment Risks”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.

18

Report of Independent Registered Public Accounting Firm
To the Shareholders of Kurv Technology Titans Select ETF and
Board of Trustees of Kurv ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Kurv Technology Titans Select ETF (the “Fund”), a series of Kurv ETF Trust, as of November 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 22, 2024 (commencement of operations) through November 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period from July 22, 2024 (commencement of operations) through November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more of the Funds in the Kurv ETF Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 24, 2025

19

Kurv ETF Trust
OTHER NON-AUDITED INFORMATION
TAX INFORMATION
For the fiscal period ended November 30, 2024, certain dividends paid by the Fund may be subject to maximum tax rates of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Kurv Technology Titans Select ETF	3.29%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2024 were as follows:

Kurv Technology Titans Select ETF	3.38%

For the period ended November 30, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund were as follows:

Kurv Technology Titans Select ETF	83.37%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.kurvinvest.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.kurvinvest.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com. Information on how the Fund’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 955-5878 or by accessing the website of the SEC.
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com.

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Each current Independent Trustee is paid an annual retainer of $10,000 with an additional $2,000 to the Board’s Chair, for his services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Annual Trustee fees may be reviewed periodically and changed by the Board. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on April 29, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of Kurv TaxOptimized Large Cap ETF, Kurv Enhanced Short Maturity ETF and Kurv Yield Premium Technology Select ETF (collectively, the “ETFs”), and Kurv Investment Management LLC (“Kurv”), (the “Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of each ETF. The materials also included due diligence materials relating to Kurv (including due diligence questionnaires completed by Kurv, select financial information of Kurv, bibliographic information regarding each ETF’s key management and investment advisory personnel, and comparative fee information relating to each ETF) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Kurv related to the proposed approval of the Advisory Agreement, including a review of the professional personnel who will be performing services for the Trust, Kurv’s compliance and risk management infrastructure, and its financial strength and resources. The Board also noted the extensive responsibilities that Kurv will have as investment adviser to each ETF, including: adherence to each ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, voting proxies, managing each ETF’s derivatives risk management program, arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the ETFs to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the ETFs. The Board also considered research support available to, and management capabilities of, Kurv’s management personnel.

Additionally, the Board received satisfactory responses from the representatives of Kurv with respect to a series of questions, including whether Kurv was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board noted that the CCO of the Trust confirmed that Kurv’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kurv’s representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the ETFs. The Board then reviewed the capitalization of Kurv based on financial information provided by and representations made by Kurv and its representatives and concluded that Kurv was sufficiently well-capitalized in order to meet its obligations to each of the ETFs. The Board concluded that Kurv has sufficient quality and depth of personnel, resources, and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kurv to the Trust would be satisfactory.

Performance. Because the ETFs had not yet commenced operations and Kurv did not manage similar accounts, the Board did not consider past performance.

Fees and Expenses. As to the costs of the services to be provided by Kurv, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed advisory fee of each ETF and overall expenses compared to peer funds selected by Kurv, each of which had similar investment objectives and strategies. The Board noted that the advisory fee to be paid by each ETF would be as follows: 0.50% for Kurv TaxOptimized Large Cap ETF, 0.45% for Kurv Enhanced Short Maturity ETF and 0.99% for Kurv Yield Premium Technology Select ETF. The Board considered that Kurv proposed to limit the expenses of each ETF for at least one-year from Fund launch as follows: 0.55% for Kurv TaxOptimized Large Cap ETF, 0.35% for Kurv Enhanced Short Maturity ETF and 0.99% for Kurv Yield Premium Technology Select ETF. The Board noted that the advisory fee for Kurv TaxOptimized Large Cap ETF and Kurv Enhanced Short Maturity ETF was generally in line with the advisory fee of its peers. With respect to the Kurv Yield Premium Technology Select ETF, the Board noted that, while the advisory fee was on the high end of its peer group, the net expenses of the Fund was generally in line with the net expenses of its peers. The Board acknowledged Kurv’s belief that level of the advisory fee for the Kurv Yield Premium Technology Select ETF was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for the Fund. The Board concluded that based on the nature, quality and extent of Kurv’s services to be provided to each ETF and comparative fee and expense data, the advisory fees to be charged by Kurv and the estimated expenses for each ETF were not unreasonable.

Profitability. The Board considered the level of profits that could be expected to accrue to Kurv with respect to each ETF based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by Kurv. The Board considered that the profitability projections were based on estimated costs of Kurv, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from Kurv’s relationship with each ETF would not be excessive.

Economies of Scale. As to the extent to which each ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Kurv’s expectations for growth of each ETF. The Board determined that because the ETFs had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with an ETF, the Board would seek to have those economies of scale shared with the applicable ETF in connection with future approvals of the Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits. The Board considered potential benefits to Kurv from acting as investment adviser based on the potential success of each ETF but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Kurv, so that such services do not give rise to “fall-out” benefits for Kurv and its affiliates.

Conclusion. Counsel assisted the Board throughout the agreement review process. The Board members relied upon the advice of counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kurv as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of counsel, the Board, including a majority of the Independent Trustees, determined that with respect to the Advisory Agreement and each ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fees are not unreasonable; and (c) the Advisory Agreement is in the best interests of each ETF and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kurv ETF Trust

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	February 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	February 4, 2025

By:	/s/ Madeline Arment
Madeline Arment
Treasurer/Principal Financial Officer

Date:	February 4, 2025